UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08897

Sparrow Funds

(Exact name of registrant as specified in charter)

11330 Olive Boulevard, Suite 230

St. Louis, MO 63141

(Address of principal executive offices)

 (Zip code)

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: (314) 725-6161

Date of fiscal year end: August 31

Date of reporting period: June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Sparrow Growth Fund Class A

ALTRIA GROUP, INC.

Ticker Symbol:MO	Cusip Number:02209S103
Record Date: 4/21/2009	Meeting Date: 5/18/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a	Election of Elizabeth E. Bailey as a Director	For	Issuer	For	With
1b	Election of Gerald L. Baliles as a Director	For	Issuer	For	With
1c	Election of Dinyar S. Devitre as a Director	For	Issuer	For	With
1d	Election of Thomaas F. Farrell II as a Director	For	Issuer	For	With
1e	Election of Robert E. R. Huntley as a Director	For	Issuer	For	With
1f	Election of Thomas W. Jones as a Director	For	Issuer	For	With
1g	Election of George Munoz as a Director	For	Issuer	For	With
1h	Election of Nabil Y. Sakkab as a Diector	For	Issuer	For	With
1i	Election of Michael E. Szymanczyk as a Director	For	Issuer	For	With
2	Ratification of the Selection of Independent Auditors	For	Issuer	For	With
3	Stockholder Proposal 1 - Making Future and/or Expanded Brands Non-Addictive	Against	Issuer	Against	With
4	Stockholder Proposal 2 - Food Insecurity and Tobacco Use	Against	Issuer	Against	With
5	Stockholder Proposal 3 - Endorse Health Care Principles	Against	Issuer	Against	With
6	Stockholder Proposal 4 - Create Human Rights Progocols for the Company and Its Suppliers	Against	Issuer	Against	With
7	Stockholder Proposal 5 - Shareholder Say on Executive Pay	Against	Issuer	Against	With

ALTRIA GROUP, INC.

Ticker Symbol:MO	Cusip Number:02209S103
Record Date: 4/21/2009	Meeting Date: 5/18/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
8	Stockholder Proposal 6 - Disclosure of Political Contributions	Against	Issuer	Against	With

ANIXTER INTERNATIONAL INC.

Ticker Symbol:AXE	Cusip Number:035290105
Record Date: 4/21/2009	Meeting Date: 5/12/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	For All Directors	For	Issuer	For	With
2	Ratification of Ernst & Young LLP as independent auditors	For	Issuer	For	With

ATWOOD OCEANICS, INC.

Ticker Symbol:ATW	Cusip Number:050095108
Record Date: 2/1/2009	Meeting Date: 2/12/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	For All Directors	For	Issuer	For	With
2	To ratify the appointment of Pricewaterhousecoopers LLP as our independent auditors	For	Issuer	For	With

BHP BILLITON

Ticker Symbol:BHP	Cusip Number:088606108
Record Date: 11/26/2008	Meeting Date: 11/27/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To receive the 2008 Financial Statements and Reports for BHP Billiton Plc	For	Issuer	For	With
10	To re-elect Mr D A Crawford as a Director of BHP Billiton Ltd	For	Issuer	For	With
11	To re-elect Mr J Nasser as a Director of BHP Billiton Plc	For	Issuer	For	With
12	To re-elect Mr J Nasser as a Director of BHP Billiton Ltd	For	Issuer	For	With
13	To re-elect Dr J M Schubert as a Director of BHP Billiton Plc	For	Issuer	For	With
14	To re-elect Dr J M Schubert as a Director of BHP Billiton Ltd	For	Issuer	For	With
15	To re-elect Mr A L Boeckman as a Director of BHP Billiton Plc	For	Issuer	For	With
2	To receive the 2008 Financial Statements and Reports for BHP Billiton Ltd	For	Issuer	For	With
3	To re-elect Mr P M Anderson as a Director of BHP Billiton Plc	For	Issuer	For	With
4	To re-elect Mr P M Anderson as a Director of BHP Billiton Ltd	For	Issuer	For	With
5	To re-elect Mr D R Argus as a Director of BHP Billiton Plc	For	Issuer	For	With
6	To re-elect Mr D R Argus as a Director of BHP Billiton Ltd	For	Issuer	For	With
7	To re-elect Mr JGS Buchanan as a Director of BHP Billiton Plc	For	Issuer	For	With
8	To re-elect Mr JGS Buchanan as a Director of BHP Billiton Ltd	For	Issuer	For	With
9	To re-elect Mr D A Crawford as a Director of BHP Billiton Plc	For	Issuer	For	With

BHP BILLITON

Ticker Symbol:BHP	Cusip Number:088606108
Record Date: 11/26/2008	Meeting Date: 11/27/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
30	To approve the grant awards to Mr M J Kloppers under the GIS and the LTIP	For	Issuer	For	With
31	To approve a change to the maximum aggregate remuneration paid by BHP Billiton Plc to non-executive Directors in any year.	For	Issuer	For	With
32	To approve a change to the maximum aggregate remuneration paid by BHP Billiton Ltd to non-executive directors in any year	For	Issuer	For	With
33	To approve the amendments to the Articles of Association of BHP Billiton Plc	For	Issuer	For	With
34	To approve the amendments to the Constitution of BHP Billiton Ltd.	For	Issuer	For	With

BHP BILLITON

Ticker Symbol:BHP	Cusip Number:088606108
Record Date: 11/26/2008	Meeting Date: 11/27/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
16	To re-elect Mr A L Boeckman as a Director of BHP Billiton Ltd	For	Issuer	For	With
17	To re-elect Mr S Mayne as a Director of BHP Billiton Plc	For	Issuer	For	With
18	To re-elect Mr S Mayne as a Director of BHP Billiton Ltd	For	Issuer	For	With
19	To re-elect Dr D R Morgan as a Director of BHP Billiton Plc	For	Issuer	For	With
20	To re-elect Dr D R Morgan as a Director of BHP Billiton Ltd	For	Issuer	For	With
21	To re-elect Mr K C Rumble as a Director of BHP Billiton Plc	For	Issuer	For	With
22	To re-elect Mr K C Rumble as a Director of BHP Billiton Ltd	For	Issuer	For	With
23	To reappoint KPMG Audit Plc as the auditor of BHP Billiton Plc	For	Issuer	For	With
24	To renew the general authority to allot shares in BHP Billiton Plc	For	Issuer	For	With
25	To renew the disapplication of pre-emption rights in BHP Billiton Plc	For	Issuer	For	With
26	To approve the repurchase of shares in BHP Billiton Plc	For	Issuer	For	With
27	To approve the cancellation of shares in BHP Billiton Plc held by BHP Billiton Ltd on each of the following dates: (a) 30 April 2009 (b) 29 May 2009 (c) 15 June 2009 (d) 31 July 2009 (e) 15 September 2009 (f) 30 November 2009	For	Issuer	For	With
28	To approve the 2008 remuneration report	For	Issuer	For	With
29	To approve the amendments to Rules of the Group Incentive Scheme	For	Issuer	For	With
30	To approve the grant awards to Mr M J Kloppers under the GIS and the LTIP	For	Issuer	For	With

CENTRAL EUROPEAN DISTRIBUTION CORP.

Ticker Symbol:CEDC	Cusip Number:153435102
Record Date: 4/16/2009	Meeting Date: 4/30/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	For All Directors	For	Issuer	For	With
2	For ratification of the appointment of pricewaterhousecoopers as teh company's independent auditors for the fiscal year 2009	For	Issuer	For	With

CHURCH & DWIGHT CO., INC.

Ticker Symbol:CHD	Cusip Number:171340102
Record Date: 4/16/2009	Meeting Date: 4/30/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	For All Directors	For	Issuer	For	With
2	Ratification of the appointment of deloitte & touche llp as our independent registered public accounting firm to audit the church & dwight co, inc. 2009 consolidated financial statements	For	Issuer	For	With

COMPANHIA VALE DO RIO DOCE

Ticker Symbol:RIO	Cusip Number:204412209
Record Date: 12/28/2008	Meeting Date: 12/29/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	The approval for the protocol and justification of the consolidarion of mineracao onca puma S.A. into vale pursuant to articles 224 and 225 of the Brazilian Corporate Law	For	Issuer	For	With
2	To ratify the appointment of acal consultoria e auditor s/s, the experts hired to appraise the value of mineracao onca puma S.A.	For	Issuer	For	With
3	To decide on the appraisal report, prepared by the expert appraisers	For	Issuer	For	With
4	The approval for the consolidatio of mineracao onca puma S.A. into value, without a capital increase or the issuance of new value shares	For	Issuer	For	With
5	To ratify the appointment of a member and an alternate of the board of directors,duly nominated during the board of directors meetings held on April 17, 2008 and May 21, 2008 in accordance with section 10 of article 11 of vale's by-laws	For	Issuer	For	With
6	Amend article 1 of vale's by-laws to replace the acronym """"CVRD"""" for """"VALE"""" in accordance with the new global brand unification	For	Issuer	For	With
7	To adjust articles 5 and 6 of vale's by-laws to reflect the capital increase resolved in the board of directors meetings held on July 22, 2008 and August 05, 2008.	For	Issuer	For	With

GENESEE & WYOMING INC.

Ticker Symbol:GWR	Cusip Number:371559105
Record Date: 5/5/2009	Meeting Date: 5/27/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Director: David C. Hurley and Peter O. Scannell	For	Issuer	For	With
2	Proposal to ratify the selection of Pricewaterhousecoopers, LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2009.	For	Issuer	For	With

LANDSTAR SYSTEM, INC

Ticker Symbol:LSTR	Cusip Number:515098101
Record Date: 4/16/2009	Meeting Date: 4/30/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Henry H. Gerkens as a Director	For	Issuer	For	With
2	Ratification of the appointment of KPMG LLP as the Company's independent registered public accounting firm for fiscal year 2009	For	Issuer	For	With
3	Approval of an amendment to the company's 2002 employee stock option plan	For	Issuer	For	With

M.D.C. HOLDINGS, INC

Ticker Symbol:MDC	Cusip Number:552676108
Record Date: 4/16/2009	Meeting Date: 4/27/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of David E. Blackford, Steven J. Borick	For	Issuer	For	With
2	To vote on a shareowner proposal regarding the Chairman and CEO positions	Against	Issuer	Against	With
3	To approve the selection of Ernst & Young LLP as the Company's independent registered public accounting firm of for the e2009 fiscal year	For	Issuer	For	With

MCDONALD'S CORPORATION

Ticker Symbol:MCD	Cusip Number:580135101
Record Date: 4/28/2009	Meeting Date: 5/27/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: Robert A. Eckert	For	Issuer	For	With
1B	Election of Director: Enrique Hernandez, Jr.	For	Issuer	For	With
1C	Election of Director: Jeanne P. Jackson	For	Issuer	For	With
1D	Election of Director: Andrew J. McKenna	For	Issuer	For	With
2	Approval of the appointment of an independent registered public accounting firm to serve as independent auditors for 2009	For	Issuer	For	With
3	Approval of the performance goals for certain qualified performance-based awards under the McDonald's Corporation amended and restated 2001 Omnibus Stock Ownership Plan	For	Issuer	For	With
4	Approval of McDonald's Corporation 2009 cash incentive plan	For	Issuer	For	With
5	Shareholder proposal relating to shareholder vote on executive compensation	Against	Issuer	Against	With
6	Shareholder proposal relating to the use of cage-free eggs	Against	Issuer	Against	With

MONSANTO COMPANY

Ticker Symbol:MON	Cusip Number:61166W101
Record Date: 1/13/2009	Meeting Date: 1/14/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: Janice L. Fields	For	Issuer	For	With
1B	Election of Director: Hugh Grant	For	Issuer	For	With
1C	Election of Director: C. Steven McMillan	For	Issuer	For	With
1D	Election of Director: Robert J. Stevens	For	Issuer	For	With
2	To ratify the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the 2009 fiscal year	For	Issuer	For	With

NIKE, INC

Ticker Symbol:NKE	Cusip Number:654106103
Record Date: 9/21/2008	Meeting Date: 9/22/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	To Ratify the appointment of PriceWaterhouseCoopers LLP as independent registered public accounting firm	For	Issuer	For	With

NIKE, INC

Ticker Symbol:NKE	Cusip Number:654106103
Record Date: 9/21/2008	Meeting Date: 9/22/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	For All Directors	For	Issuer	For	With

OCCIDENTAL PETROLEUM CORPORATION

Ticker Symbol:OXY	Cusip Number:674599105
Record Date: 4/9/2009	Meeting Date: 5/1/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	Election of Director: Spencer Abraham	For	Issuer	For	With
02	Election of Director: Ronald W. Burkle	For	Issuer	For	With
03	Election of Director: John S. Chalsty	For	Issuer	For	With
04	Election of Director: Edward P. Djerejian	For	Issuer	For	With
05	Election of Director: John E. Feick	For	Issuer	For	With
06	Election of Director: Ray R. Irani	For	Issuer	For	With
07	Election of Director: Irvin W. Maloney	For	Issuer	For	With
08	Election of Director: Avedick B. Poladian	For	Issuer	For	With
09	Election of Director: Rodolfo Segovia	For	Issuer	For	With
10	Election of Director: Aziz D. Syriani	For	Issuer	For	With
11	Election of Director: Rosemary Tomich	For	Issuer	For	With
12	Election of Director: Walter L. Weisman	For	Issuer	For	With
2	Ratification of selection of KPMG as independent auditors	For	Issuer	For	With
3	Amendment of Restated Certificate of incorporation to permit stockholders to call special meeting.	For	Issuer	For	With
4	Report on assessment of host country laws	Against	Issuer	Against	With

PEPSICO, INC.

Ticker Symbol:PEP	Cusip Number:713448108
Record Date: 4/16/2009	Meeting Date: 5/6/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a	Election of S.L. Brown as a Director	For	Issuer	For	With
1b	Election of I.M. Cook as a Director	For	Issuer	For	With
1c	Election of D. Dubion as a Director	For	Issuer	For	With
1d	Election of V.J. Dzau as a Director	For	Issuer	For	With
1e	Election of R.I. Hunt as a Director	For	Issuer	For	With
1f	Election of A. Ibarguen as a Director	For	Issuer	For	With
1g	Election of A.C. Martinez as a Director	For	Issuer	For	With
1h	Election of I.K. Nooyi as a Director	For	Issuer	For	With
1i	Election of S.P. Rockefeller as a Director	For	Issuer	For	With
1j	Election of J.J. Schiro as a Director	For	Issuer	For	With
1k	Election of L.G. Trotter as a Director	For	Issuer	For	With
1l	Election of D. Vasella as a Director	For	Issuer	For	With
1m	Election of M.D. White as a Director	For	Issuer	For	With
2	Approval of Independent Registered Public Accountants	For	Issuer	For	With
3	Approval of PepsiCo, Inc. Executive Incentive Compensation Plan	For	Issuer	For	With

PEPSICO, INC.

Ticker Symbol:PEP	Cusip Number:713448108
Record Date: 4/16/2009	Meeting Date: 5/6/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
4	Shareholder Proposal - Beverage Container Recycling (Proxy Statement p. 59)	Against	Issuer	Against	With
5	Shareholder Proposal - Genetically Engineered Products Report (Proxy Statement p. 61)	Against	Issuer	Against	With
6	Shareholder Proposal - Charitable Contributions Report (Proxy Statement p. 63)	Against	Issuer	Against	With
7	Shareholder Proposal - Advisory Vote on Compensation (Proxy Statement p. 64)	Against	Issuer	Against	With

PETROLEO BRASILEIRO

Ticker Symbol:PBR	Cusip Number:71654V408
Record Date: 11/23/2008	Meeting Date: 11/24/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approval of the protocol and the justification and the approval of '17 de Maio Participacoes S.A.' Incorporation Operation	For	Issuer	For	With

PETROLEO BRASILEIRO

Ticker Symbol:PBR	Cusip Number:71654V408
Record Date: 11/23/2008	Meeting Date: 11/24/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	Approval of the appointment of a specialized company to evaluate the assets and the approval of the respective evaluation report	For	Issuer	For	With

PETROLEO BRASILEIRO S.A

Ticker Symbol:PBR	Cusip Number:71654V408
Record Date: 4/7/2009	Meeting Date: 4/8/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
I	To Approve management report, financial statements and audit committee's opinion for the fiscal year 2008	For	Issuer	For	With
II	To approve capital expenditure budget for the fiscal year 2009	For	Issuer	For	With
III	To approve distribution of results for the fiscal year 2008	For	Issuer	For	With
IV	To approve election of members of the board of directors	For	Issuer	For	With
V	To approve election of members of the board of directors	For	Issuer	For	With
VI	To approve election of members of the audit board and their respective substitutes	For	Issuer	For	With
VII	To approve the establishment of the compensation of management and effective members of the audit committee, as well as their participation in the profits pursuant to articles 41 and 56 of the company's bylaws	For	Issuer	For	With

PHILIP MORRIS INTERNATIONAL INC.

Ticker Symbol:PM	Cusip Number:718172109
Record Date: 4/16/2009	Meeting Date: 5/5/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Harld Brown as a Director	For	Issuer	For	With
1B	Election of Mathis Cabiallavetta as a Director	For	Issuer	For	With
1C	Election of Louis C. Camilleri as a Director	For	Issuer	For	With
1D	Election of J. Dudley Fishburn as a Director	For	Issuer	For	With
1E	Election of Graham Mackay as a Director	For	Issuer	For	With
1F	Election of Sergio Marchionne as a Director	For	Issuer	For	With
1G	Election of Lucio A. Noto as a Director	For	Issuer	For	With
1H	Election of Carlos Slim Helu as a Director	For	Issuer	For	With
1I	Election of Stephen M. Wolf as a Director	For	Issuer	For	With
2	Ratification of teh Selection of Independent Auditors	For	Issuer	For	With
3	Approval of Eligibility, Business Criteria for Awards and Award Limits Under teh PMI 2008 Performance Incentive Plan.	For	Issuer	For	With

SINA CORPORATION

Ticker Symbol:SINA	Cusip Number:G81477104
Record Date: 9/7/2008	Meeting Date: 9/8/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
S3	Approval of the amendment and restatement of amended and restated articles of association	For	Issuer	For	With

SINA CORPORATION

Ticker Symbol:SINA	Cusip Number:G81477104
Record Date: 9/7/2008	Meeting Date: 9/8/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	For All Directors	For	Issuer	For	With

SINA CORPORATION

Ticker Symbol:SINA	Cusip Number:G81477104
Record Date: 9/7/2008	Meeting Date: 9/8/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	To Ratify the appointment of PriceWaterhouseCoopers Zhong Tian CPAS Limited Company as the Independent Auditors of the Company	For	Issuer	For	With

UNITED STATES STEEL CORPORATION

Ticker Symbol:X	Cusip Number:912909108
Record Date: 4/16/2009	Meeting Date: 4/28/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	For All Directors	For	Issuer	For	With
2	Appointment of Pricewaterhousecoopers LLP as Independent Registered Public Accounting Firm	For	Issuer	For	With

UNITED TECHNOLOGIES CORPORATION

Ticker Symbol:UTX	Cusip Number:913017109
Record Date: 4/7/2009	Meeting Date: 4/8/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	For All Directors	For	Issuer	For	With
2	Appointment of Independet Auditors	For	Issuer	For	With
3	Shareholder proposal offsets for foreign military sales	For	Issuer	For	With

WIMM BILL DANN FOODS

Ticker Symbol:WBD	Cusip Number:97263M109
Record Date: 9/3/2009	Meeting Date: 9/4/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	In order to comply with the formal requirements of the federal law """"""""on joint-stock companies"""""""" as related to interested party transactions and due to the absence of the actual conflict of interest, separate indemnification agreements between WBD Foods OJSC and Officials of WBD Foods OJSC Shall be approved	For	Issuer	For	N/A

WIMM BILL DANN FOODS

Ticker Symbol:WBD	Cusip Number:97263M109
Record Date: 9/3/2009	Meeting Date: 9/4/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1B	In order to comply with the formal requirements of the federal law """"""""on joint-stock companies"""""""" as related to interested party transactions and due to the absence of the actual conflict of interest, separate indemnification agreements between WBD Foods OJSC and Officials of WBD Foods OJSC Shall be approved	For	Issuer	For	N/A

WIMM BILL DANN FOODS

Ticker Symbol:WBD	Cusip Number:97263M109
Record Date: 9/3/2008	Meeting Date: 9/4/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	Approve the New Version of WBD Foods OJSC Charter	For	Issuer	For	N/A

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sparrow Funds

By /s/Gerald Sparrow

* /s/Gerald Sparrow

President and Treasurer

Date: August 28, 2009

*Print the name and title of each signing officer under his or her signature.